SCHEDULE OF PURCHASES FROM RELATED PARTIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Purchases from related parties			$ 679,020	$ 291,687
Purchase from related party	$ 349,387	$ 266,521
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	19,406	55,839
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	56,842	19,131
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	37,266	19,368
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	1,659	8,393
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	33,634	34,460
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	66,220	69,883
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	69,407	45,365
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	16,374	14,082
Dongguan City Yijia Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	$ 48,579
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			184,099	64,035
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			168,066	24,774
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			79,685	32,425
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			63,483	9,857
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			57,086	73,843
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			72,664	48,852
Dongguan Dengqinghu Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			9,483	12,394
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			$ 44,454	$ 25,507